Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Adaptive Alpha Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Alpha Opportunities ETF
Class Name	Adaptive Alpha Opportunities ETF
Trading Symbol	AGOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adaptive Alpha Opportunities ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AGOX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AGOX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AGOX	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2025, the Fund returned 10.13%.The Fund underperformed the MSCI ACWI Index and the Morningstar Moderate Aggressive Target Risk Index, which returned 14.16% and 11.96%, respectively, for the same period.

Adaptive Alpha Opportunities ETF (AGOX) remains largely diversified across countries and sectors. There are periods where AGOX uses its “Global-go-anywhere” classification to take advantage of a focused approach to a sector or group of sectors.During the one year period ended 5/31/2025, AGOX held modest allocations towards tech and semiconductor related positions. The VanEck Semiconductor ETF (SMH), Technology Select Sector SPDR ETF (XLK), and Invesco QQQ Trust (QQQ) all had drawdowns during the period that exceeded that of the benchmark resulting in a negative impact on relative performance. This impact was greatest during the semiconductor related sell offs in August 2024 and January 2025. US equity markets have generally trended positively over past year, which has benefitted the Fund's US growth-oriented portfolio.

The main detractors from performance included:

• Super Micro Computer Inc (SMCI)

• Meta Platform Inc Class A (META)

• Novo Nordisk AS ADR (NVO)

The main contributors to performance included:

• Howmet Aerospace Inc (HWM)

• NVIDIA Corp (NVDA)

• Carpenter Technology Corp (CRS)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2024 through May 31, 2025 Initial Investment of $10,000
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception
AGOX	10.13%	11.99%	10.85%
MSCI ACWI Index	14.16%	13.88%	10.43%
Morningstar Moderate Aggressive Target Risk Index	11.96%	10.07%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Net Assets	$ 316,695,429
Holdings Count | Holdings	200
Advisory Fees Paid, Amount	$ 3,079,699
Investment Company, Portfolio Turnover	508.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size	$316,695,429
Number of Holdings	200
Net Advisory Fee	$3,079,699
Portfolio Turnover Rate	508.72%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Dreyfus Treasury Securities Cash Management	14.1%
Howmet Aerospace Inc	6.5%
Meta Platforms Inc	5.9%
Financial Select Sector SPDR Fund	5.4%
Microsoft Corp	5.4%
Amazon.com Inc	4.6%
Palantir Technologies Inc	4.1%
Broadcom Inc	3.6%
iShares Russell 2000 ETF	3.5%
Constellation Energy Corp	3.0%

Adaptive Hedged Multi-Asset Income ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Hedged Multi-Asset Income ETF
Class Name	Adaptive Hedged Multi-Asset Income ETF
Trading Symbol	AMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adaptive Hedged Multi-Asset Income ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AMAX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AMAX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMAX	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2025, the Fund returned 6.32%.The Fund outperformed the Bloomberg Capital US Aggregate Bond Index, which returned 5.46% for the same period.

For the majority of the year, Adaptive Hedged Multi Asset Income ETF (AMAX) maintained its three part portfolio in equities, treasuries and gold. The Fund's aggregate performance was favorably influenced by upward trends in the equity and gold markets, and the recurring income derived from the implementation of covered call options.

The main detractors from performance included:

• YieldMax NVDA Option Income Strategy ETF (NVDY)

• YieldMax AAPL Option Income Strategy ETF (APLY)

• YieldMax GOOGL Option Income Strategy ETF (GOOY)

The main contributors to performance included:

• SPDR S&P 500 ETF (SPY)

• Invesco QQQ Trust (QQQ)

• Strategy Class A (MSTR)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2024 through May 31, 2025 Initial Investment of $10,000
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception
AMAX	6.32%	1.96%	2.40%
Bloomberg Capital US Aggregate Bond Index	5.46%	-0.90%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Net Assets	$ 22,029,024
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 838
Investment Company, Portfolio Turnover	720.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size	$22,029,024
Number of Holdings	23
Net Advisory Fee	$838
Portfolio Turnover Rate	720.72%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Security Type Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
SPDR S&P 500 ETF Trust	15.3%
FT Vest Gold Strategy Target Income ETF	12.3%
MicroStrategy Inc	11.6%
Invesco QQQ Trust Series 1	10.6%
iShares Bitcoin Trust ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.0%
VanEck Gold Miners ETF	6.1%
YieldMax GOOGL Option Income Strategy ETF	1.2%
Yieldmax Amzn Option Income ETF	1.2%
YieldMax MSFT Option Income Strategy ETF	1.2%

RH Tactical Outlook ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Outlook ETF
Class Name	RH Tactical Outlook ETF
Trading Symbol	RHTX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RH Tactical Outlook ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHTX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHTX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHTX	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2025, the Fund returned 6.69%.The Fund underperformed the CRSP US Total Market Index and the Morningstar Moderate Aggressive Target Risk Index, which returned 13.00% and 11.96%, respectively, for the same period.

RH Tactical Outlook ETF (RHTX) maintained its multi-cap equity and precious metal exposure for the majority of the year. Although the precious metals that RHTX holds (GLD, SLV) provide some diversification benefit, the large equity bias included US mid caps and US small caps which underperformed large caps during the period.RHTX also used bitcoin related ETFs and equities to generate covered call income and to fund the purchase of long protective puts. The Fund's aggregate performance was favorably influenced by upward trends in equity and gold markets.While the Fund benefitted from its US large-cap exposure, the underperformance of its US small and mid-cap equity positions led to the Fund lagging its benchmark.

The main detractors from performance included:

• iShares Russell 2000 ETF (IWM)

• SPDR Portfolio S&P 400 Mid Cap ETF (SPMD)

The main contributors to performance included:

• SPDR S&P 500 ETF (SPY)

• SPDR Gold Shares (GLD)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2024 through May 31, 2025 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Year	Since Inception
RHTX	6.69%	7.18%	6.20%
CRSP US Total Market Index	13.00%	15.24%	N/A*
Morningstar Moderate Aggressive Target Risk Index	11.96%	10.07%	8.38%

* The index was created after the since inception date of the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Net Assets	$ 8,090,432
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	44.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size	$8,090,432
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover Rate	44.37%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Security Type Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
SPDR S&P 500 ETF Trust	47.5%
SPDR Portfolio S&P 400 Mid Cap ETF	25.5%
MicroStrategy Inc	8.6%
iShares Russell 2000 ETF	7.7%
SPDR Gold Shares	6.2%
iShares Silver Trust	4.4%
MicroStrategy Inc	0.3%

RH Tactical Rotation ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Rotation ETF
Class Name	RH Tactical Rotation ETF
Trading Symbol	RHRX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RH Tactical Rotation ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHRX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHRX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHRX	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2025, the Fund returned 5.46%.The Fund underperformed the S&P 500 and the Morningstar Moderate Aggressive Target Risk Index, which returned 13.52% and 11.96%, respectively, for the same period.

RH Tactical Rotation ETF (RHRX) maintained its half broad equities and half “tri-sector” approach utilizing research to choose in-favor sectors to hold at any given time.Although the sector concentration can enhance returns, focused sell-off scenarios (such as the sell off of the AI company DeepSeek in January 2025) can reduce alpha. RHRX also used Adaptive’s Growth or Value (GVI) model to determine when to allocate the broad equities portion of the portfolio between growth and value focus. Favorable market conditions for US large-cap growth companies had a positive impact on the segment of the Fund's portfolio allocated to these investments.

The main detractors from performance included:

• VanEck Semiconductor ETF (SMH)

• The Consumer Discret Sel Sect SPDR ETF (XLY)

• The Technology Select Sector SPDR ETF (XLK)

The main contributors to performance included:

• SPDR S&P 500 ETF (SPY)

• Comm Svcs Sel Sect SPDR ETF (XLC)

• SPDR NYSE Technology ETF (XNTK)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2024 through May 31, 2025 Initial Investment of $10,000
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception
RHRX	5.46%	8.76%	6.16%
S&P 500	13.52%	15.94%	13.73%
Morningstar Moderate Aggressive Target Risk Index	11.96%	10.07%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Net Assets	$ 14,838,587
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	249.34%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size	$14,838,587
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover Rate	249.34%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
SPDR Portfolio S&P 500 Growth ETF	24.2%
SPDR S&P 500 ETF Trust	23.4%
SPDR NYSE Technology ETF	19.1%
Communication Services Select Sector SPDR Fund	17.4%
Consumer Discretionary Select Sector SPDR Fund	15.0%